Investment Property	12 Months Ended
Dec. 31, 2023
INVESTMENT PROPERTY.
Investment Property

17.  INVESTMENT PROPERTY

The investment property breakdown and activity during the years ended December 31, 2023 and 2022 are detailed as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2022	9,189,377	(1,650,372)	7,539,005
Owner-occupied real property transfers	(1,479,063)	557,282	(921,781)
Depreciation expense (*)	—	(7,701)	(7,701)
Reversals of impairment loss recognized in the statement of income	—	738,739	738,739
Balance as of December 31, 2022	7,710,314	(362,052)	7,348,262
Depreciation expense (*)	—	(7,701)	(7,701)
Balance as of December 31, 2023	7,710,314	(369,753)	7,340,561

(*) See note 31.a)

As of December 31, 2023 and 2022, no real estate property has been sold.

-	Fair value measurement and hierarchy

As of December 31, 2023 and 2022, the fair value of the investment was ThCh$8,903,618 and ThCh$8,398,984 respectively. This value was determined according to independent appraisals.

The input data used in this valuation are considered Level 3 for the purposes of the fair value hierarchy.

The fair value hierarchy for investment properties is the following:

	Fair value measured as of December 31, 2023
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,903,618

See Note 3.h.

The revenue and expenses derived from investment properties for the years ended on December 31, 2023, 2022, and 2021, are detailed as follows:

	2023	2022	2021
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	88,179	131,531	204,483
Direct operating expenses from investment properties that generate rental income	(19,837)	(18,551)	(39,727)
Total	68,342	112,980	164,756

There are no contracts for repairs, maintenance, acquisition, construction, or development which represent future obligations for the Group as of December 31, 2023 and 2022.

The Group has engaged insurance policies to cover the possible risks to which the different elements of its real estate investments are exposed, as well as potential claims that may arise due to the performance of its activities, with the understanding that these policies sufficiently cover these risks.